Goodwill and Other Intangible Assets - Amortization (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Other Intangible Assets
2022			$ 71,428
2023			52,779
Net Carrying Amount	$ 106,349		124,207	$ 195,635
Amortization of intangible assets	$ 17,857	$ 17,858	71,429	71,428	$ 71,428
Impairment of intangible assets			$ 0	$ 0	$ 0